Share-based Compensation - Allocation of recognized period costs and expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 9,582	¥ 9,383	¥ 11,859
Income tax benefit recognized for share-based compensation	0	0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	3,052	2,613	5,173
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,704	1,764	1,402
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	3,244	3,648	4,041
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,582	1,358	1,243
Share Options and Restricted Share Unit
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	¥ 9,600	¥ 9,400	¥ 11,900